DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of detailed information about hedging instruments
The following tables summarizes the aggregate notional amounts of the partnership’s derivative positions as at December 31, 2023 and 2022:

(US$ MILLIONS, except as noted)	2023	2022
Foreign exchange contracts	$5,518	$8,332
Cross currency swaps	696	726
Interest rate derivatives	13,246	7,592
Equity derivatives	—	17
	$19,460	$16,667

Commodity instruments	2023	2022
Oil based fuel (bbl - millions)	15.14	14.02
Natural gas (MMBtu - millions)	49.39	65.38
Lead (metric tons)	79,644	71,883
Tin (metric tons)	2,300	2,540
Polypropylene (metric tons)	25,451	28,078
The following table presents the notional amounts underlying the partnership’s derivative instruments by term to maturity as at December 31, 2023 and the comparative notional amounts as at December 31, 2022, for both derivatives that are classified as FVTPL and derivatives that qualify for hedge accounting:

	2023				2022
(US$ MILLIONS)	< 1 Year	1-5 Years	5+ Years	Total notional amount	Total notional amount
Fair value through profit or loss
Foreign exchange contracts	$2,861	$140	$97	$3,098	$3,659
Cross currency swaps	17	81	111	209	229
Interest rate derivatives	—	46	—	46	7
Equity derivatives	—	—	—	—	17
Designated for hedge accounting
Foreign exchange contracts	585	1,835	—	2,420	4,673
Cross currency swaps	130	357	—	487	497
Interest rate derivatives	977	12,223	—	13,200	7,585
	$4,570	$14,682	$208	$19,460	$16,667

Disclosure of information about terms and conditions of hedging instruments
The following table presents the notional amounts and average exchange rates for foreign exchange contracts held by the partnership as at December 31, 2023 and 2022. The notional amounts as at December 31, 2023 and 2022 include both buy and sell contracts.

	Notional amount		Average exchange rate
(US$ MILLIONS, except as noted)	2023	2022	2023	2022
Foreign exchange contracts
Australian dollars	$420	$1,115	1.50	1.48
Brazilian real	1,350	637	5.35	6.29
British pounds	146	576	0.78	0.85
Canadian dollars	2,085	1,683	1.32	1.35
Euros	521	2,209	0.89	0.94
Indian rupees	277	372	84.32	84.82
Swedish krona	—	1,086	—	9.78
U.S dollars	466	392	1.00	1.00
Other	253	262
	$5,518	$8,332